EARNINGS PER SHARE (Tables)	6 Months Ended
Jul. 02, 2021
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the periods presented:

	Six Months Ended
	2 July 2021	26 June 2020
Profit after taxes attributable to equity shareholders (€ million)	244	126
Basic weighted average number of Shares in issue[1] (million)	455	455
Effect of dilutive potential Shares[2] (million)	2	2
Diluted weighted average number of Shares in issue[1] (million)	457	457
Basic earnings per share (€)	0.54	0.28
Diluted earnings per share (€)	0.53	0.28
[1] As at 2 July 2021 and 26 June 2020, the Group had 455,853,051 and 454,163,561 Shares, respectively, in issue and outstanding.
[2] For the six months ended 2 July 2021 and 26 June 2020, there were no outstanding options to purchase Shares excluded from the diluted earnings per share calculation. The dilutive impact of the remaining options outstanding, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.